Schedule of intangible assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Intangible Asset, Finite-Lived [Line Items]
Total cost		¥ 12,954	¥ 13,076
Less: accumulated amortization		(2,220)	(1,101)
Intangible assets, net	$ 1,582	10,734	11,975
Trademarks [Member]
Intangible Asset, Finite-Lived [Line Items]
Total cost		3,272	3,378
PoS Technology Platform [Member]
Intangible Asset, Finite-Lived [Line Items]
Total cost		9,137	9,137
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Total cost		459	473
Website [Member]
Intangible Asset, Finite-Lived [Line Items]
Total cost		¥ 86	¥ 88